Quarterly Holdings Report
for
Fidelity® SAI International Low Volatility Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV2-NPRT3-0924
1.9866139.109
Common Stocks - 98.4%
	Shares	Value ($)
Australia - 2.7%
ASX Ltd.	1,111,104	47,207,622
Insurance Australia Group Ltd.	13,784,610	66,706,898
Medibank Private Ltd.	15,806,836	41,140,784
The Lottery Corp. Ltd.	12,776,401	41,524,983
TOTAL AUSTRALIA		196,580,287
Belgium - 0.3%
Warehouses de Pauw	709,982	19,270,921
China - 0.8%
BOC Hong Kong (Holdings) Ltd.	20,634,000	60,083,516
China Huishan Dairy Holdings Co. Ltd. (a)(b)	5,145,000	7
TOTAL CHINA		60,083,523
Denmark - 4.7%
Coloplast A/S Series B	711,845	92,540,251
Novo Nordisk A/S Series B	1,074,317	142,339,373
Novonesis (NOVOZYMES) B Series B	624,455	39,756,322
Ringkjoebing Landbobank A/S	124,256	22,020,598
Tryg A/S	2,009,155	43,997,796
TOTAL DENMARK		340,654,340
Finland - 1.5%
Elisa Corp. (A Shares)	863,548	40,205,409
Kone OYJ (B Shares)	1,317,997	67,269,131
TOTAL FINLAND		107,474,540
France - 3.9%
Air Liquide SA	764,074	139,411,842
bioMerieux SA	271,700	28,728,424
Danone SA	99,218	6,445,708
Hermes International SCA	318	696,227
Orange SA	9,766,906	108,386,016
TOTAL FRANCE		283,668,217
Germany - 5.3%
Beiersdorf AG	564,058	81,922,628
Deutsche Borse AG	583,063	119,392,959
Hannover Reuck SE	346,078	86,032,508
Symrise AG	762,132	96,297,427
TOTAL GERMANY		383,645,522
Hong Kong - 4.9%
CLP Holdings Ltd.	9,571,500	82,148,569
Hang Seng Bank Ltd.	4,170,000	51,158,604
Hong Kong & China Gas Co. Ltd.	59,461,015	48,479,961
Hongkong Land Holdings Ltd.	5,952,800	19,227,544
Jardine Matheson Holdings Ltd.	1,176,976	41,429,555
Link (REIT)	2,327,629	9,831,464
MTR Corp. Ltd.	8,921,583	28,890,360
Power Assets Holdings Ltd.	7,829,500	49,906,129
Sino Land Ltd.	20,074,500	20,760,921
TOTAL HONG KONG		351,833,107
Ireland - 0.2%
Kerry Group PLC Class A	173,250	16,199,984
Israel - 0.4%
Elbit Systems Ltd. (Israel)	142,527	25,474,948
Italy - 0.4%
Recordati SpA	575,826	31,377,500
Japan - 29.4%
Advance Residence Investment Corp.	8,223	17,290,778
Ajinomoto Co., Inc.	2,034,300	83,783,201
Alfresa Holdings Corp.	1,164,100	18,370,097
Bridgestone Corp.	378,500	15,432,824
Canon, Inc.	2,178,900	68,203,277
Chubu Electric Power Co., Inc.	4,351,100	54,860,929
COMSYS Holdings Corp.	679,500	14,628,403
Daiwa House REIT Investment Corp.	12,247	19,792,388
FUJIFILM Holdings Corp.	5,027,330	119,529,467
Gunma Bank Ltd.	2,444,500	16,864,529
Hankyu Hanshin Holdings, Inc.	1,459,640	41,946,198
Haseko Corp.	1,208,600	15,082,678
Japan Post Bank Co. Ltd.	8,098,300	85,169,865
Japan Post Holdings Co. Ltd.	11,021,600	116,723,899
Japan Real Estate Investment Corp.	7,973	27,675,712
Kansai Electric Power Co., Inc.	4,741,800	81,159,682
KDDI Corp.	1,783,400	53,662,532
Kinden Corp.	753,700	16,094,832
Kintetsu Group Holdings Co. Ltd.	1,094,400	25,466,963
Kyocera Corp.	7,976,600	100,465,016
Kyushu Railway Co.	903,100	24,234,585
McDonald's Holdings Co. (Japan) Ltd. (c)	488,500	20,250,225
Medipal Holdings Corp.	1,181,100	21,500,348
Nagoya Railroad Co. Ltd.	1,129,000	13,780,425
Nippon Building Fund, Inc.	9,730	37,606,689
Nippon Prologis REIT, Inc.	14,012	23,112,481
Nippon Telegraph & Telephone Corp.	87,802,700	93,572,507
Oriental Land Co. Ltd.	3,093,900	88,576,898
Osaka Gas Co. Ltd.	2,391,860	54,137,733
Otsuka Corp.	807,200	17,948,554
Otsuka Holdings Co. Ltd.	408,260	20,808,321
Pan Pacific International Holdings Ltd.	3,060,900	80,524,728
Secom Co. Ltd.	1,205,270	76,959,803
Seven & i Holdings Co. Ltd.	732,300	8,769,116
Skylark Holdings Co. Ltd. (c)	1,305,900	17,992,574
SoftBank Corp.	8,686,000	113,306,775
Suntory Beverage & Food Ltd.	206,300	7,466,764
The Hachijuni Bank Ltd.	2,948,900	21,269,560
Tobu Railway Co. Ltd.	1,204,300	21,154,688
Tokio Marine Holdings, Inc.	3,842,300	150,745,502
Tokyo Gas Co. Ltd.	1,548,000	33,916,101
Tokyu Corp.	3,586,900	43,456,681
Toyota Motor Corp.	5,783,700	111,109,267
Zensho Holdings Co. Ltd.	535,100	21,814,063
TOTAL JAPAN		2,116,217,658
Netherlands - 5.8%
ASML Holding NV (Netherlands)	36,650	33,734,626
EXOR NV	577,447	59,119,515
Koninklijke Ahold Delhaize NV	3,719,532	119,825,485
Koninklijke KPN NV	18,803,517	74,089,348
Wolters Kluwer NV	765,278	128,457,251
TOTAL NETHERLANDS		415,226,225
Norway - 0.9%
Gjensidige Forsikring ASA	1,090,318	18,447,446
Orkla ASA	4,310,162	36,383,510
Telenor ASA	1,159,585	13,816,477
TOTAL NORWAY		68,647,433
Singapore - 2.2%
CapitaLand Ascendas REIT	20,420,099	41,552,083
CapitaLand Integrated Commercial Trust	18,973,300	29,523,800
Mapletree Industrial (REIT)	11,872,410	20,517,145
Singapore Exchange Ltd.	4,736,300	34,901,290
Singapore Technologies Engineering Ltd.	8,781,700	29,038,015
TOTAL SINGAPORE		155,532,333
Spain - 0.8%
Redeia Corp. SA	2,326,457	41,216,519
Viscofan Envolturas Celulosicas SA	228,202	15,213,452
TOTAL SPAIN		56,429,971
Sweden - 0.5%
Telia Co. AB	13,314,119	38,702,100
Switzerland - 10.7%
Allreal Holding AG	88,515	15,792,024
Banque Cantonale Vaudoise	162,950	17,339,254
Barry Callebaut AG	33	53,199
Chocoladefabriken Lindt & Spruengli AG	807	99,846,426
Galenica AG (d)	286,879	24,986,499
Givaudan SA	26,293	129,016,179
Novartis AG	1,278,404	142,705,487
PSP Swiss Property AG	263,234	35,207,829
SGS SA (Reg.)	871,192	95,382,001
Swiss Prime Site AG	440,296	44,167,545
Swisscom AG	145,697	89,302,177
Zurich Insurance Group Ltd.	141,325	77,799,191
TOTAL SWITZERLAND		771,597,811
United Kingdom - 13.3%
Admiral Group PLC	1,511,884	53,526,812
AstraZeneca PLC (United Kingdom)	885,755	140,720,679
Bunzl PLC	1,940,100	81,257,634
Diageo PLC	2,637,060	82,052,080
National Grid PLC	9,755,596	123,780,754
Pearson PLC	3,962,517	53,763,355
Reckitt Benckiser Group PLC	2,088,781	112,363,151
RELX PLC (London Stock Exchange)	3,188,789	150,502,912
Unilever PLC	2,575,838	158,297,378
TOTAL UNITED KINGDOM		956,264,755
United States of America - 9.7%
CSL Ltd.	701,323	142,046,938
GSK PLC	6,229,166	120,962,842
Nestle SA (Reg. S)	1,027,401	104,068,173
QIAGEN NV (Germany)	87,457	3,907,166
Roche Holding AG (participation certificate)	573,598	185,707,864
Sanofi SA	1,368,510	141,083,165
TOTAL UNITED STATES OF AMERICA		697,776,148
TOTAL COMMON STOCKS (Cost $6,180,456,510)		7,092,657,323

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (f) (Cost $4,409,475)	4,423,000	4,409,389

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	71,338,677	71,352,944
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	22,284,457	22,286,685
TOTAL MONEY MARKET FUNDS (Cost $93,639,629)		93,639,629

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $6,278,505,614)	7,190,706,341
NET OTHER ASSETS (LIABILITIES) - 0.2%	15,649,366
NET ASSETS - 100.0%	7,206,355,707

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	950	Sep 2024	113,510,750	2,539,656	2,539,656

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,986,499 or 0.3% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,576,959.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,123,204,338	1,051,849,220	2,237,484	(2,174)	-	71,352,944	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	45,398,400	350,682,778	373,794,493	475,630	-	-	22,286,685	0.1%
Total	45,398,400	1,473,887,116	1,425,643,713	2,713,114	(2,174)	-	93,639,629

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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